Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) (USD $)					12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010	Mar. 30, 2013 Options Outstanding [Member]	Mar. 30, 2013 Options Exercisable [Member]	Mar. 30, 2013 Range One [Member]	Mar. 30, 2013 Range One [Member] Options Outstanding [Member]	Mar. 30, 2013 Range One [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Two [Member]	Mar. 30, 2013 Range Two [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Two [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Three [Member]	Mar. 30, 2013 Range Three [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Three [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Four [Member]	Mar. 30, 2013 Range Four [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Four [Member] Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit							$ 0.89			$ 1.01			$ 1.25
Exercise price, Upper limit							$ 1.00			$ 1.05			$ 1.26			$ 7.73
Options outstanding, Number outstanding					624,618			372,944			156,674			80,000			15,000
Options outstanding, Weighted average remaining life (years)					5 years 7 months 6 days			4 years			8 years 8 months 12 days			7 years 8 months 12 days			1 year 1 month 6 days
Options outstanding, Weighted average exercise price	$ 1.18	$ 1.26	$ 1.39	$ 2.37	$ 1.18			$ 0.96			$ 1.04			$ 1.25			$ 7.73
Options exercisable, Number exercisable						359,618			242,944			56,674			45,000			15,000
Options exercisable, Weighted average exercise price						$ 1.32			$ 1.00			$ 1.04			$ 1.25			$ 7.73